Label	Element	Value
Innovator Premium Income 15 Buffer ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator Premium Income 15 Buffer ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator Premium Income 15 Buffer ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator Premium Income 15 Buffer ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator Premium Income 15 Buffer ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator Premium Income 15 Buffer ETF® - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.49 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)